Fees Summary	Jul. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 29,925,000.00
Total Fee Amount	4,133.00
Total Offset Amount	0.00
Net Fee	$ 4,133.00
Offering Table N/A
Offset Table N/A	N/A